Fair Value Measurement - Schedule of Available-for-Sale Investments Include Convertible Bonds and Redeemable Preferred Shares Measured and Recorded at Fair Value on Recurring Basis (Details) - Convertible Bonds - Recurring Basis - CNY (¥)
¥ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	¥ 134,651	¥ 34,207
Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	84,169	20,077
Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	134,651	34,207
Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	84,169	20,077
Convertible Bond
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	50,482	14,130
Convertible Bond | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	¥ 50,482	¥ 14,130